FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DEBT COMMITMENTS
Trade and other payables	$ 171.6	$ 130.9
Outstanding borrowings	714.5	780.5
Interest payable on long-term debt	174.7	242.9
Gold stream obligation	192.7	267.5
Total debt commitments	1,247.7	1,423.0
Accounts Payable excluding current portion of Gold Stream Obligation [Member]
DEBT COMMITMENTS
Trade and other payables	150.0	112.6
Principle of Long Term Debt [Member]
DEBT COMMITMENTS
Outstanding borrowings	730.3	$ 800.0
2020
DEBT COMMITMENTS
Trade and other payables	150.0
Outstanding borrowings	0.0
Interest payable on long-term debt	44.2
Gold stream obligation	22.0
Total debt commitments	216.2
Between 1 and 3 years
DEBT COMMITMENTS
Trade and other payables	0.0
Outstanding borrowings	430.3
Interest payable on long-term debt	85.1
Gold stream obligation	49.9
Total debt commitments	565.3
2023 and thereafter
DEBT COMMITMENTS
Trade and other payables	0.0
Interest payable on long-term debt	38.3
Gold stream obligation	54.9
Total debt commitments	93.2
More than 5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Outstanding borrowings	300.0
Interest payable on long-term debt	7.1
Gold stream obligation	65.9
Total debt commitments	$ 373.0